Document and Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	ALO
Entity Registrant Name	Alio Gold Inc.
Entity Central Index Key	0001502154
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35329
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	700 West Pender Street,
Entity Address, Address Line Two	Suite 507,
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address Country	CA
Entity Address, Postal Zip Code	V6C 1G8
Title of 12(b) Security	Common Shares, no par value
Security Exchange Name	NYSEAMER
Entity Common Stock Shares Outstanding	85,993,371
Entity Filer Category	Non-accelerated Filer
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	700 West Pender Street,
Entity Address, Address Line Two	Suite 507
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 1G8
City Area Code	604
Local Phone Number	682-4002